SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of financial information by segment	SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into five operating business groups in addition to our corporate activities, which collectively represent six operating segments for internal and external reporting purposes. We measure performance using funds from operations (“FFO”) generated by each operating segment and the amount of capital invested by the Corporation in each segment using common equity by segment.
Our operating segments are as follows:
The Corporation:
i.Corporate Activities include the investment of cash and financial assets, our share of the investment in our insurance solutions business, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
ii.Asset Management business includes managing the long-term private funds, perpetual strategies and liquid strategies of our asset management business on behalf of our investors and ourselves, as well as our share of the asset management activities of Oaktree Capital Management (“Oaktree”). We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest.
Managed investments:
i.Renewable Power and Transition business includes the ownership, operation and development of hydroelectric, wind, utility-scale solar power generating assets and distributed energy & sustainable solutions.
ii.Infrastructure business includes the ownership, operation and development of utilities, transport, midstream, and data assets.
iii.Private Equity business includes a broad range of industries, and is mostly focused on the ownership and operation of business services, infrastructure services and industrials.
iv.Real Estate business includes the ownership, operation and development of core investments, transitional and development investments (including residential development properties), and our share of LP investments, which sit within the private funds of our asset management business.
Beginning in the fourth quarter of 2022, the company no longer presented a Residential Development operating segment for internal or external reporting purposes. Our North American and Australian residential development operations are now presented within the Real Estate segment and the Brazilian residential development operations are now presented within the Private Equity segment. This presentation aligns our operating segments with how our Chief Operating Decision Maker assesses the operating results and performance of our businesses on a segmented basis.
Subsequent to the special distribution of our asset management business described in Note 21 (b), our Asset Management segment includes our investment in Brookfield Asset Management ULC (“BAM”) and certain corporate costs and tax items that were previously presented in our Corporate Activities segment. The company has retrospectively applied these presentation changes for all periods presented.
b)    Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
FFO from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our perpetual affiliates, private funds and liquid strategies accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. In all other businesses, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO differs from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expenses recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$653	$5,198	$14,724	$58,225	$13,803	$166	$92,769
Inter-segment and other revenues[1]	4,289	—	4	207	32	(41)	4,491	i
Segmented revenues	4,942	5,198	14,728	58,432	13,835	125	97,260
FFO from equity accounted investments[1]	346	271	1,893	567	958	418	4,453	ii
Interest expense	—	(1,127)	(1,895)	(2,702)	(4,460)	(518)	(10,702)	iii
Current income taxes	(98)	(148)	(481)	(473)	(74)	(4)	(1,278)	iv
FFO[1]	2,518	401	640	1,026	1,744	(35)	6,294	v
Common equity	6,884	5,274	2,784	4,486	31,868	(11,688)	39,608
Equity accounted investments	4,664	2,261	11,844	3,574	22,264	2,487	47,094
Additions to non-current assets[2]	193	6,710	6,604	24,418	27,096	1,021	66,042
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2022, $1.5 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, PP&E, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$306	$4,580	$11,941	$46,452	$12,283	$169	$75,731
Inter-segment and other revenues[1]	4,930	—	6	431	32	(18)	5,381	i
Segmented revenues	5,236	4,580	11,947	46,883	12,315	151	81,112
FFO from equity accounted investments[1]	558	187	1,697	459	842	63	3,806	ii
Interest expense	—	(892)	(1,502)	(1,515)	(3,281)	(414)	(7,604)	iii
Current income taxes	(58)	(43)	(402)	(542)	(89)	20	(1,114)	iv
FFO[1]	2,524	1,044	797	2,031	1,442	(280)	7,558	v
Common equity	4,905	5,264	3,022	3,996	33,965	(8,942)	42,210
Equity accounted investments	4,496	1,801	9,569	2,992	25,186	2,056	46,100
Additions to non-current assets[2]	—	5,001	18,248	14,169	22,081	1,332	60,831
1.We equity account for our investment in Oaktree and include our share of the FFO at 62%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2021, $2.3 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, PP&E, sustainable resources, intangible assets and goodwill.
i.Inter-Segment Revenues
For the year ended December 31, 2022, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $4.3 billion (2021 – $4.9 billion), revenues earned on construction projects between consolidated entities totaling $220 million (2021 – $418 million), and other revenues totaling a net loss of $18 million (2021 – income of $33 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Consolidated equity accounted income	$2,613	$2,451
Non-FFO items from equity accounted investments[1]	1,840	1,355
FFO from equity accounted investments	$4,453	$3,806
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.
iii.Interest Expense
For the year ended December 31, 2022, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $6 million (2021 – $28 million) that is eliminated on consolidation, along with the associated revenue.
iv.Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Current income tax expense	$(1,278)	$(1,114)
Deferred income tax expense	(191)	(1,210)
Income tax expense	$(1,469)	$(2,324)
v.Reconciliation of Net Income to Total FFO
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2022	2021
Net income		$5,195	$12,388
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		1,840	1,355
Fair value changes		977	(5,151)
Depreciation and amortization		7,683	6,437
Deferred income taxes		191	1,210
Realized disposition gains in fair value changes or equity	vi	903	2,861
Non-controlling interests in FFO		(10,495)	(11,542)
Total FFO		$6,294	$7,558
vi.    Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of an entity which was consolidated before and after the respective transaction.
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $903 million for the year ended December 31, 2022 (2021 – $2.9 billion), of which $794 million relates to prior periods (2021 – $2.0 billion), $nil has been recorded directly in equity as changes in ownership (2021 – $751 million) and a gain of $109 million has been recorded in fair value changes (2021 – $136 million).
d)    Geographic Allocation
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
U.S.	$24,724	$19,694
Canada	10,752	7,548
U.K.	25,090	21,497
Australia	6,041	5,892
Brazil	5,294	3,730
India	2,743	2,520
Germany	1,909	1,567
Colombia	2,135	1,890
Other Europe	9,084	6,924
Other Asia	3,042	2,708
Other	1,955	1,761
	$92,769	$75,731
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
U.S.	$206,714	$172,952
Canada	50,894	52,989
U.K.	31,940	36,740
Australia	27,068	20,767
Brazil	25,500	22,052
India	19,521	20,935
Germany	12,262	7,663
Colombia	10,567	11,065
Other Europe	31,713	24,402
Other Asia	14,655	12,866
Other	10,450	8,572
	$441,284	$391,003